COMMON STOCK	12 Months Ended
Dec. 30, 2017
COMMON STOCK
COMMON STOCK

I.COMMON STOCK

In April 2002, our shareholders approved the 2002 Employee Stock Purchase Plan ("Stock Purchase Plan") to succeed the Employee Stock Purchase Plan originally approved in 1994. In April 2008, our shareholders authorized additional shares to be allocated to the Stock Purchase Plan and extended the term of the Stock Purchase Plan to 2018. The plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date. We have expensed the fair value of the compensation associated with these awards, which approximates the discount. The amount of expense is nominal.

In April 1994, our shareholders approved the Directors’ Retainer Stock Plan ("Stock Retainer Plan"). In April 2007, our shareholders authorized additional shares to be issued pursuant to this plan. The Stock Retainer Plan allows eligible members of the Board of Directors to defer the cash portion of their retainer and committee fees and receive shares of our stock at the time of or following their retirement, disability or death. The number of shares to be received is equal to the amount of the cash portion of their retainer and committee fees deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of shares is increased by the amount of dividends paid on the Company’s common stock. We recognized expense for this plan of $1.7 million in 2017, $0.7 million in 2016, and $0.6 million in 2015. Effective January 1, 2017, this plan was amended to allow directors to defer payment of the annual retainer paid in the form of our common stock.

On April 15, 2010, our shareholders approved an amended and restated Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP reserves 1,000,000 shares, plus a balance of unused shares from prior plans of approximately 1.6 million shares, plus an annual increase of no more than 200,000 shares per year which may be added on the dates of our annual shareholder meetings. The LTSIP provides for the grant of stock options,  stock appreciation rights, restricted stock, performance shares and other stock-based awards.

On October 18, 2017, the Board of Directors approved a three-for-one split of the Company's outstanding shares of common stock effected as a stock dividend.  On November 14, 2017, shareholders of record as of October 31, 2017, received two additional shares for each share held on the record date.

There is no unrecognized compensation expense remaining for stock options in 2017, 2016, and 2015.

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 27, 2014	771,258	12.13	1.7	1.81 years
Granted	228,963	18.00
Vested	(364,926)	12.87
Forfeited	(11,547)	16.28
Nonvested at December 26, 2015	623,748	13.66	5.2	2.53 years
Granted	350,892	23.96
Vested	(180,465)	15.66
Forfeited	(2,643)	21.45
Nonvested at December 31, 2016	791,532	19.32	4.8	1.51 years
Granted	388,248	32.03
Vested	(141,111)	12.71
Forfeited	(5,043)	30.14
Nonvested at December 30, 2017	1,033,626	$24.24	$7.1	1.31 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $3.6 million, $2.2 million, and $1.8 million and the related total income tax benefits of $1.0 million, $1.1 million, and $0.9 million in 2017, 2016 and 2015, respectively.

In 2017, 2016 and 2015, cash received from option exercises and share issuances under our plans was $0.7 million, $0.5 million and $1.1 million, respectively. The actual tax benefit realized in 2017, 2016 and 2015 for the tax deductions from option exercises totaled $0.0 million, $0.0 million and $0.4 million, respectively.

On November 14, 2001, the Board of Directors approved a share repurchase program (which succeeded a previous program) allowing us to repurchase up to 2.5 million shares of our common stock. On October 14, 2010, our Board authorized an additional 2 million shares to be repurchased under our share repurchase program. We repurchased 445,740 and 0 shares under this program in 2017 and 2016, respectively. As of December 30, 2017, the cumulative total authorized shares available for repurchase is approximately 2.7 million shares.